SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounting Policies [Line Items]
Total current assets	$ 31,094,530	$ 36,427,448
Total assets	46,945,274	42,207,862
Total current liabilities	3,678,249	3,808,381
Total liabilities	4,231,309	4,529,238
Net Loss (Income)	(339,989)	7,705	10,201
Variable Interest Entity, Primary Beneficiary [Member]
Accounting Policies [Line Items]
Total current assets	479,129	674,281
Total assets	1,566,899	1,825,543
Total current liabilities	113,807	5,270
Total liabilities	113,807	5,270
Total revenue	(403,992)	(2,422)
Net Loss (Income)	$ 339,989	$ (7,705)